Subsequent Events (Additional Information) (Q1) (Details)	Apr. 14, 2025 $ / shares shares	Apr. 13, 2025 $ / shares shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Common stock no par value			$ 0	$ 0	$ 0
Subsequent Event | Amended Merger Agreement
Subsequent Event [Line Items]
Common stock no par value	$ 0
Regional common stock consideration shares | shares	1.133	1
Subsequent Event | Amended Merger Agreement | Series D Preferred Stock
Subsequent Event [Line Items]
Liquidation preference	$ 12.5	$ 10
Preferred stock, conversion ratio		0.333